Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands		Convertible Preferred Stock Priviously Reported	Convertible Preferred Stock	Common Stock Priviously Reported	Common Stock	Additional Paid-In Capital Priviously Reported	Additional Paid-In Capital	Accumulated Deficit Priviously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income Priviously Reported	Accumulated Other Comprehensive Income	Priviously Reported	Total
Balances (in Shares) at Dec. 31, 2022			10,530,907		154,382
Balances at Dec. 31, 2022			$ 339,233				$ 20,259		$ (338,688)		$ 7		$ (318,422)
Extinguishment of convertible preferred stock			(216,386)				216,386						216,386
Conversion of convertible preferred stock into common stock			$ (28,958)				28,958						28,958
Conversion of convertible preferred stock into common stock (in Shares)			(2,482,334)		12,411
Proceeds allocation to Bridge Warrants							17,635						17,635
Stock-based compensation expense							643						643
Reporting currency translation adjustments											(21)		(21)
Net loss									(57,720)				(57,720)
Balances (in Shares) at Dec. 31, 2023		8,048,573	402,429	166,793	166,793
Balances at Dec. 31, 2023		$ 93,889	$ 93,889			$ 283,881	283,881	$ (396,408)	(396,408)	$ (14)	(14)	$ (112,541)	(112,541)
Stock-based compensation expense							98						98
Reporting currency translation adjustments											23		23
Net loss									(6,594)				(6,594)
Balances (in Shares) at Mar. 31, 2024			402,429		166,793
Balances at Mar. 31, 2024			$ 93,889				283,979		(403,002)		9		(119,014)
Balances (in Shares) at Dec. 31, 2023		8,048,573	402,429	166,793	166,793
Balances at Dec. 31, 2023		$ 93,889	$ 93,889			283,881	283,881	(396,408)	(396,408)	(14)	(14)	(112,541)	(112,541)
Reporting currency translation adjustments													27
Net loss													(65,526)
Balances (in Shares) at Jun. 30, 2024			402,429		166,793
Balances at Jun. 30, 2024			$ 93,889				284,076		(461,934)		13		(177,845)
Balances (in Shares) at Dec. 31, 2023		8,048,573	402,429	166,793	166,793
Balances at Dec. 31, 2023		$ 93,889	$ 93,889			$ 283,881	283,881	$ (396,408)	(396,408)	$ (14)	(14)	$ (112,541)	(112,541)
Issuance of common stock upon conversion of convertible preferred stock			$ (93,889)				93,889						93,889
Issuance of common stock upon conversion of convertible preferred stock (in Shares)			(8,048,573)		402,428
Net exercise of Bridge Warrants
Net exercise of Bridge Warrants (in Shares)					66,836
Issuance of Common stock upon conversion of Convertible Notes							102,155						102,155
Issuance of Common stock upon conversion of Convertible Notes (in Shares)					523,135
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs							(52,801)						(52,801)
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs (in Shares)					419,663
Conversion of convertible preferred stock warrants to Private Warrants							197						197
Issuance of Common stock to vendor due to contract terminations							7,327						7,327
Issuance of Common stock to vendor due to contract terminations (in Shares)					37,500
Issuance of Common stock to vendor due to services provided
Issuance of Common stock to vendor due to services provided (in Shares)					1,100
Issuance of Common stock through PIPE Financing							360						360
Issuance of Common stock through PIPE Financing (in Shares)					52,941
Issuance of vested Restricted Stock Units
Issuance of vested Restricted Stock Units (in Shares)					44,396
Stock-based compensation expense							18,164						18,164
Reporting currency translation adjustments											33		33
Net loss									(65,393)				(65,393)
Balances (in Shares) at Dec. 31, 2024					1,714,792
Balances at Dec. 31, 2024							453,172		(461,801)		19		(8,610)
Balances (in Shares) at Mar. 31, 2024			402,429		166,793
Balances at Mar. 31, 2024			$ 93,889				283,979		(403,002)		9		(119,014)
Stock-based compensation expense							97						97
Reporting currency translation adjustments											4		4
Net loss									(58,932)				(58,932)
Balances (in Shares) at Jun. 30, 2024			402,429		166,793
Balances at Jun. 30, 2024			$ 93,889				284,076		(461,934)		13		(177,845)
Balances (in Shares) at Dec. 31, 2024					1,714,792
Balances at Dec. 31, 2024							453,172		(461,801)		19		(8,610)
Issuance of common stock for common stock purchase agreement	[1]
Issuance of common stock for common stock purchase agreement (in Shares)	[1]				342,842
Issuance of common stock for restricted stock units vesting
Issuance of common stock for restricted stock units vesting (in Shares)					4,145
Stock-based compensation expense							2,131						2,131
Reporting currency translation adjustments											2		2
Net loss									(5,959)				(5,959)
Balances (in Shares) at Mar. 31, 2025					2,061,779
Balances at Mar. 31, 2025							455,303		(467,760)		21		(12,436)
Balances (in Shares) at Dec. 31, 2024					1,714,792
Balances at Dec. 31, 2024							453,172		(461,801)		19		(8,610)
Reporting currency translation adjustments													7
Net loss													(10,542)
Balances (in Shares) at Jun. 30, 2025					2,061,779
Balances at Jun. 30, 2025							457,157		(472,343)		26		(15,160)
Balances (in Shares) at Mar. 31, 2025					2,061,779
Balances at Mar. 31, 2025							455,303		(467,760)		21		(12,436)
Issuance of common stock for common stock purchase agreement	[1]						540						540
Issuance of common stock for common stock purchase agreement (in Shares)	[1]
Transaction costs for common stock issuance							(249)						(249)
Stock-based compensation expense							1,563						1,563
Reporting currency translation adjustments											5		5
Net loss									(4,583)				(4,583)
Balances (in Shares) at Jun. 30, 2025					2,061,779
Balances at Jun. 30, 2025							$ 457,157		$ (472,343)		$ 26		$ (15,160)

[1]	See Note 8 - Common Stock and Stock-based Compensation for more information on the common stock purchase agreement